Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities 31
Results before tax	[1]	€ 5,653		€ 6,986		€ 8,085
Adjusted for: - depreciation and amortisation	[2]	789		520		520
- Addition to loan loss provisions	[2]	1,120		656		676
- Other non-cash items included in result before tax	[2]	1,213		(1,763)		703
Taxation paid	[2]	(2,345)		(1,602)		(1,691)
- Net change in Loans and advances to/from banks, not available/payable on demand	[2]	(3,911)		(211)		3,194
- Net change in Trading assets and Trading liabilities	[2]	(2,568)		9,910		(11,187)
- Loans and advances to customers	[2]	(16,687)		(31,356)		(21,390)
- Customer deposits	[2]	18,040		19,709		18,291
- Other 31	[2]	11,752		4,067		(2,454)
Net cash flow from/(used in) operating activities	[2]	13,055		6,915		(5,253)
Cash flows from investing activities
- Acquisition of subsidiaries, net of cash acquired	[2]	(17)		(111)
- Associates and joint ventures		(507)	[2]	(97)	[2]	(79)
-Available-for-sale investments						(21,601)
Disclosure of financial assets [line items]
- property and equipment	[2]	(355)		(286)		(304)
- Other investments	[2]	(395)		(258)		(264)
- Associates and joint ventures		67		116		245	[2]
- Available-for-sale investments	[2]					32,788
- Held-to-maturity investments	[2]					2,675
- Financial asset at fair value through other comprehensive income	[2]	13,390		15,657
- Securities at amortised cost	[2]	13,001		18,709
- Property and equipment	[2]	81		17		79
- Loans sold	[2]	744		206		1,815
- Other investments	[2]	34				9
Net cash flow from/(used in) investing activities	[2]	(2,495)		5,451		11,754
Cash flows from financing activities
Proceeds from debt securities	[2]	90,793		152,543		95,458
Repayments of debt securities	[2]	(94,497)		(131,170)		(96,837)
Proceeds from issuance of subordinated loans	[2]	3,429		1,859		2,331
Repayments of subordinated loans	[2]	(933)		(4,646)		(2,343)
Repayments of principal portion of lease liabilities	[1],[2]	(271)
Purchase/sale of treasury shares	[2]	1		4		7
Dividends paid	[2]	(2,679)		(2,607)		(2,564)
Other financing	[2]	2
Net cash flow from/(used in) financing activities	[2]	(4,154)		15,983		(3,948)
Net cash flow	[2]	6,406		28,349		2,553
Cash and cash equivalents at beginning of year	[2]	47,529		18,977		16,164
Effect of exchange rate changes on cash and cash equivalents	[2]	95		204		260
Cash and cash equivalents at end of year		54,031		47,529	[2]	18,977	[2]
-Securities at amortised cost [member]
Disclosure of financial assets [line items]
Purchase of financial instruments		(12,268)		(17,985)
Held-to-maturity investments [member]
Disclosure of financial assets [line items]
Purchase of financial instruments						€ (3,609)
Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Purchase of financial instruments		€ (16,270)		€ (10,517)

[1]	The amount for the period ended 31 December 2019 has been prepared in accordance with IFR S 16 . P revious period amounts have not been restate d .
[2]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.